Unaudited Condensed Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands		3 Months Ended
		Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Live streaming - consumable virtual items revenue		¥ 445,339	$ 70,250	¥ 354,236
Live streaming - time based virtual items revenue		7,465	1,178	9,098
Technical services		10,641	1,679	1,697
Total revenues		463,445	73,107	365,031
Cost of revenues		(348,969)	(55,049)	(284,892)
Gross profit		114,476	18,058	80,139
Operating expenses
Sales and marketing expenses		(584)	(92)	(1,104)
General and administrative expenses		(19,108)	(3,014)	(8,847)
Recovery of (provision for) doubtful accounts		259	41	(448)
Research and development expenses		(16,815)	(2,653)	(9,563)
Total operating expenses		(36,248)	(5,718)	(19,962)
Income from operations		78,228	12,340	60,177
Change in fair value of contingent consideration		4,740	748	(11,778)
Change in fair value of warrants liability		4,499	710	(778)
Change in fair value of investment		712	112	26,168
Interest income		496	78	738
Interest expense				(117)
Other expenses, net		60	9
Foreign exchange gain (loss), net		60	9	(93)
Income before income taxes		88,795	14,006	74,317
Income tax expenses		(5,569)	(878)	(3,359)
Net income		83,226	13,128	70,958
Other comprehensive income - foreign currency translation adjustment		(36)	(6)	(486)
Comprehensive income attributable to the Company’s shareholders		¥ 83,190	$ 13,122	¥ 70,472
Weighted average number of shares
Basic (in Shares)		35,612,100	35,612,100	30,582,611
Diluted (in Shares)		35,612,100	35,612,100	30,582,611
Earnings per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 2.34	$ 0.37	¥ 2.32
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 2.34	$ 0.37	¥ 2.32
Net income		¥ 83,226	$ 13,128	¥ 70,958
Less:
Change in fair value of contingent consideration		4,740	748	(11,778)
Change in fair value of warrants liability		4,499	710	(778)
Share based compensation		(3,726)	(588)
Adjusted net income	[1]	¥ 77,713	$ 12,258	¥ 83,514
Adjusted net income per ordinary share*
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ 2.18	$ 0.34	¥ 2.73
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ 2.18	$ 0.34	¥ 2.73

[1]	Adjusted net income” is defined as net income excluding change in fair value of contingent consideration, change in fair value of warrant liability and share based compensation.